Portfolio of Investments June 30, 2026
Short Term
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 102.1%
432173535 MUNICIPAL BONDS - 102.1% 432173535
ALABAMA - 3.7%
$ 2,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000% 11/01/27 $ 2,048,862
500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A
5 .000 05/01/27 502,541
300,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/27 305,829
1,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/28 1,033,561
1,000,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-1
5 .000 06/01/27 1,017,538
1,600,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Fixed Rate Series 2023B-1
5 .500 11/01/27 1,649,665
1,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5 .000 03/01/28 1,019,054
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .000 10/01/27 1,027,999
670,000 (a) Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3 .375 06/01/34 678,070
1,500,000 Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A
5 .000 04/01/28 1,543,274
1,500,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/27 1,524,638
1,270,000 Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1
5 .000 12/01/26 1,279,387
500,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/27 512,461
300,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/28 311,232
1,000,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025B
5 .000 01/01/28 1,011,891
TOTAL ALABAMA 15,466,002
ALASKA - 2.3%
815,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .250 12/01/27 819,449
1,020,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2024A
5 .000 12/01/27 1,055,068
5,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2025A
5 .000 12/01/27 5,174,028
535,000 Alaska Municipal Bond Bank, General Obligation Bonds,
Refunding Three Series 2025
5 .000 10/01/29 575,391
1,120,000 Alaska State, General Obligation Bonds, Refunding Series
2024B
5 .000 08/01/27 1,151,192
1,065,000 North Slope Borough, Alaska, General Obligation Bonds,
Series 2024A
5 .000 06/30/29 1,139,470
TOTAL ALASKA 9,914,598
ARIZONA - 1.6%
650,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 658,897
425,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 431,805
1,920,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 1,942,921
65,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000 07/01/26 65,000

Portfolio of Investments June 30, 2026
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 510,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000% 07/01/27 $ 522,986
400,000 Kyrene Elementary School District 28, Maricopa County,
Arizona, School Improvement Bonds, Project 2017, Series
2023D
5 .000 07/01/28 420,027
1,165,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement &
Project of 2023 Series 2025B
5 .000 07/01/28 1,222,630
465,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/28 488,659
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/29 1,072,379
TOTAL ARIZONA 6,825,304
ARKANSAS - 0.5%
2,000,000 (a) Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2026A, (Mandatory Put 5/15/27)
2 .875 07/01/57 2,000,100
TOTAL ARKANSAS 2,000,100
CALIFORNIA - 2.8%
1,000,000 (b) Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0 .000 08/01/26 998,025
1,000,000 (b) Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0 .000 08/01/27 973,725
1,000,000 (b) Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0 .000 08/01/28 948,204
150,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5 .000 10/01/28 154,678
500,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D
5 .000 07/01/30 516,323
500,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2022A,
(AMT), (Mandatory Put 10/02/28)
3 .450 10/01/41 504,180
1,000,000 (a),(c) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 8/17/26)
2 .875 07/01/43 999,435
2,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/28 2,110,117
1,290,000 (d) Los Angeles County, California, Tax and Revenue Anticipation
Notes, Series 2025-26
5 .000 06/30/27 1,321,146
2,070,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT)
5 .000 05/15/29 2,195,355
1,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .000 07/01/29 1,062,838
TOTAL CALIFORNIA 11,784,026
COLORADO - 5.8%
333,000 (c) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3 .375 12/01/26 331,044
650,000 (a),(e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, (Pre-refunded
11/19/26)
5 .000 11/15/49 655,870
1,945,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health, Sunbelt Obligated Group, Series 2016C,
(Mandatory Put 11/15/26)
5 .000 11/15/36 1,961,344
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/26 500,774

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,285,000 (a) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000% 08/01/49 $ 2,287,574
10,120,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (Mandatory Put
8/17/26)
5 .000 05/15/62 10,147,450
2,300,000 Colorado Housing and Finance Authority, Multi Family Project
Bonds, Class I Series 2025C-2
3 .350 07/01/28 2,308,388
3,525,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .250 11/15/26 3,558,254
2,080,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/27 2,146,804
290,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Refunding & Improvement Series
2022A - BAM Insured
5 .000 12/01/26 292,409
510,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023
- AGM Insured
5 .000 12/01/27 523,939
TOTAL COLORADO 24,713,850
CONNECTICUT - 2.1%
630,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
3 .200 05/15/28 634,798
650,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
3 .200 11/15/28 657,038
590,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025B-2, (Mandatory Put
5/15/28)
3 .300 05/15/60 592,506
2,000,000 Connecticut State, General Obligation Bonds, Refunding Series
2025D
5 .000 08/15/29 2,146,286
1,060,000 Connecticut State, General Obligation Bonds, Series 2025A 5 .000 03/15/28 1,105,268
1,000,000 Connecticut State, General Obligation Bonds, Series 2025A 5 .000 03/15/29 1,064,570
1,215,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Refunding Forward
Delivery Series 2021C
5 .000 01/01/27 1,230,278
1,340,000 University of Connecticut, General Obligation Bonds,
Refunding Series 2023A
5 .000 08/15/27 1,378,927
TOTAL CONNECTICUT 8,809,671
DELAWARE - 0.3%
225,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .250 07/01/27 225,908
205,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .300 01/01/28 206,334
585,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .350 07/01/28 590,075
430,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
3 .400 01/01/29 434,879
TOTAL DELAWARE 1,457,196
DISTRICT OF COLUMBIA - 1.4%
6,010,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/26 6,043,312
TOTAL DISTRICT OF COLUMBIA 6,043,312
FLORIDA - 4.9%
1,735,000 (a),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 7/01/26)
1 .000 07/01/57 1,127,750
720,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .650 01/01/28 717,254
350,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .700 07/01/28 349,119
815,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
2 .750 01/01/29 813,905

Portfolio of Investments June 30, 2026
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,090,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5 .000% 10/01/29 $ 5,464,401
200,000 Florida State Board of Education, Public Education Capital
Outlay Bonds, Refunding Series 2017B
4 .000 06/01/32 202,073
2,000,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/29 2,142,362
1,500,000 Miami-Dade County School Board, Florida, Certificates of
Participation, Series 2026A
5 .000 02/01/28 1,555,575
1,125,000 Miami-Dade County School Board, Florida, Certificates of
Participation, Series 2026A
5 .000 02/01/29 1,189,307
2,600,000 Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT)
5 .000 10/01/26 2,611,653
2,565,000 (a) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series
2021C, (Mandatory Put 11/15/26)
5 .000 11/15/52 2,586,554
1,000,000 Palm Beach County School Board, Florida, Certificates of
Participation, Series 2025A
5 .000 08/01/30 1,088,661
365,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/28 384,394
370,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/29 397,096
180,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 10/01/29 193,706
TOTAL FLORIDA 20,823,810
GEORGIA - 2.9%
1,605,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/28 1,672,567
1,315,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/29 1,402,921
1,500,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2025
5 .000 01/01/29 1,591,983
1,855,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4 .000 07/01/52 1,879,028
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023A
5 .000 06/01/27 1,016,446
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023D
5 .000 12/01/26 1,007,225
250,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A
5 .000 12/01/26 251,671
500,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A
5 .000 12/01/27 512,125
1,905,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/28 2,011,361
1,045,000 Wayne County School District, Georgia, General Obligation
Sales Tax Bonds, Series 2023
5 .250 09/01/27 1,078,295
TOTAL GEORGIA 12,423,622
GUAM - 0.1%
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/29 520,652
TOTAL GUAM 520,652
HAWAII - 0.7%
2,080,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific Health Obligated Group, Series
2023C
5 .000 07/01/28 2,171,692
785,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5 .000 09/01/29 845,385
TOTAL HAWAII 3,017,077

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.4%
$ 270,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .125% 07/01/28 $ 270,596
725,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .200 01/01/29 726,627
590,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, PAC Series 2025C
3 .300 07/01/29 591,314
TOTAL IDAHO 1,588,537
ILLINOIS - 4.3%
3,050,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2024C
5 .000 01/01/27 3,082,261
3,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023C
5 .000 01/01/27 3,031,732
1,165,000 Cook County School District 78 Rosemont, Illinois, General
Obligation Bonds, Series 2020 - AGM Insured
5 .000 12/01/26 1,174,096
630,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 648,987
715,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 720,365
920,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 947,260
1,100,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 1,133,165
1,005,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/28 1,051,906
1,080,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/29 1,147,380
2,345,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation September Series 2021C
5 .000 06/15/27 2,399,418
1,000,000 Oak Park, Illinois, General Obligation Bonds, Refunding
Corporate Purpose Series 2026
5 .000 11/01/28 1,052,314
500,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/27 515,328
525,000 University of Illinois, Health Services Facilities System Revenue
Bonds, Refunding Series 2023
5 .000 10/01/28 548,436
700,000 Will County School District 86, Joliet, Illinois, General
Obligation Bonds, School Series 2023 - BAM Insured
5 .000 03/01/28 724,115
TOTAL ILLINOIS 18,176,763
INDIANA - 2.0%
500,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000 07/15/26 500,382
565,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000 07/15/27 578,346
505,000 Avon Community School Building Corporation, Hendricks
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Series 2023
5 .000 01/15/28 522,507
1,000,000 (d) Carmel Local Public Improvement Bond Bank, Indiana,
Multipurpose Revenue Bonds, Ad Valorem Property Tax
Supported Projects, Refunding Series 2026
5 .000 07/15/28 1,048,994
205,000 (a) Indiana Finance Authority, Economic Development Revenue
Bonds, Republic Service, Inc. Project, Refunding Series 2010A,
(AMT), (Mandatory Put 9/01/26)
2 .900 05/01/28 204,948
1,025,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 1,089,807
700,000 Indiana Finance Authority, Hospital Revenue Bonds, Marion
General Hospital Project, Series 2021A
5 .000 07/01/26 700,000
405,000 Mount Vernon of Hancock County Multi-School Building
Corporation, Indiana, First Mortgage Bonds, Series 2022
5 .000 01/15/27 409,656
1,000,000 (a) Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4 .250 09/01/55 1,010,775

Portfolio of Investments June 30, 2026
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 600,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700% 06/01/47 $ 610,269
750,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
5 .000 07/15/29 796,764
800,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
5 .000 01/15/30 856,780
TOTAL INDIANA 8,329,228
IOWA - 0.3%
1,000,000 (d) Des Moines Independent Community School District, Polk
and Warren Counties, Iowa, General Obligation Bond, School
Series 2026
5 .000 06/01/28 1,041,887
140,000 (a),(e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000 12/01/50 150,291
55,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 62,259
TOTAL IOWA 1,254,437
KANSAS - 2.4%
1,000,000 Finney County Unified School District 457, Garden City, Kansas,
General Obligation Bonds, Refunding Series 2026
5 .000 09/01/28 1,047,931
1,000,000 Hutchinson, Kansas, General Obligation Bonds, Temporary
Notes Series 2025D
3 .375 10/01/28 1,001,379
1,500,000 Johnson County Unified School District 233, Kansas, General
Obligation Bonds, Refunding Series 2026B
5 .000 09/01/30 1,629,038
1,295,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/28 1,362,946
545,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 584,856
550,000 Maize, Kansas, General Obligation Bonds, Temporary Notes
Series 2026A
2 .750 08/01/29 546,528
450,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 450,693
1,240,000 Olathe, Kansas, General Obligation Bonds, Temporary Notes
Series 2025A
5 .000 09/01/26 1,244,608
2,000,000 Riley County Unified School District 383, Manhattan-Ogden,
Kansas, General Obligation Bonds, Refunding Series 2026
5 .000 09/01/28 2,100,610
TOTAL KANSAS 9,968,589
KENTUCKY - 2.2%
875,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 878,180
605,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 128, Series 2023A
5 .000 11/01/27 625,323
490,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Refunding Series 2025B
5 .000 04/01/30 530,913
750,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/28 789,189
200,000 (a) Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 194,299
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B
5 .000 08/01/28 1,033,561
360,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 380,824
3,500,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2019C-1, (Mandatory Put 2/01/28)
4 .000 02/01/50 3,543,225
1,000,000 (a) Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project Series 2023A,
(AMT), (Mandatory Put 6/01/27)
4 .700 06/01/54 1,004,280

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 500,000 (a) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300% 09/01/44 $ 486,915
TOTAL KENTUCKY 9,466,709
LOUISIANA - 2.7%
540,000 Livingston Parish, Louisiana, Sales Tax Revenue Bonds, Series
2025
5 .000 10/01/29 577,804
3,250,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Insurance
Assessment Revenue Bonds, Louisiana Insurance Guaranty
Association Project, Series 2022B
5 .000 08/15/26 3,259,029
3,000,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Series 2025B
5 .000 05/01/29 3,197,334
1,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5 .000 12/01/28 1,042,973
290,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2016
5 .000 12/01/26 292,240
1,230,000 (a),(d) Saint John Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017D, (Mandatory
Put 7/02/29)
3 .000 06/01/37 1,233,007
1,055,000 (a) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3 .300 06/01/37 1,076,304
755,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .000 12/01/27 776,589
TOTAL LOUISIANA 11,455,280
MAINE - 0.7%
2,000,000 Maine Municipal Bond Bank, Transportation Infrastructure
Revenue Bonds, Transcap Program, Highway and Bridge Series
2026A
5 .000 09/01/28 2,106,671
885,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
2 .850 11/15/28 882,675
TOTAL MAINE 2,989,346
MASSACHUSETTS - 1.6%
165,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/29 176,221
1,950,000 Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue M, Senior Series 2021B, (AMT)
5 .000 07/01/27 1,983,162
770,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 771,382
750,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .400 12/01/27 751,431
3,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A,
(AMT)
5 .000 07/01/26 3,000,000
TOTAL MASSACHUSETTS 6,682,196
MICHIGAN - 2.6%
455,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured
6 .000 05/01/29 484,270
200,000 East Grand Rapid Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Refunding
Series 2026II
5 .000 05/01/28 208,906
275,000 East Grand Rapid Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Refunding
Series 2026II
5 .000 05/01/29 292,623
300,000 East Grand Rapid Public Schools, Kent County, Michigan,
General Obligation Bonds, School Building & Site Refunding
Series 2026II
5 .000 05/01/30 325,309
635,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 635,045
850,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2025A-1
2 .875 04/01/28 849,660

Portfolio of Investments June 30, 2026
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,920,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2025A
3 .350% 12/01/28 $ 1,935,590
3,110,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/29 3,317,850
3,065,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3 .350 10/01/49 3,063,745
TOTAL MICHIGAN 11,112,998
MINNESOTA - 1.8%
1,130,000 Eastern Carver County Independent School District 112,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2025A
5 .000 02/01/28 1,173,833
900,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
4 .375 08/01/29 908,880
380,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6 .000 07/01/33 380,442
1,060,000 (a) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 1,108,619
385,000 Minnesota Agricultural and Economic Development, Health
Care System Revenue Bonds, Fairview Health Services, Series
2026A
5 .000 11/15/27 395,932
270,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .700 07/01/28 273,064
280,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .800 01/01/29 283,696
260,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
3 .850 07/01/29 263,893
1,665,000 Minnesota Rural Water Finance Authority, Public Projects
Construction Notes, Series 2026
2 .875 01/01/28 1,665,748
1,050,000 Saint Cloud, Minnesota, Health Care Revenue Bonds,
CentraCare Health System, Series 2026
5 .000 05/01/27 1,069,512
95,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Refunding Series 2021A
2 .000 09/01/26 94,603
175,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Fairview Health Services, Series
2017A
5 .000 11/15/27 179,969
TOTAL MINNESOTA 7,798,191
MISSISSIPPI - 0.7%
1,250,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/28 1,294,904
1,410,000 Mississippi Development Bank, Special Obligation Bonds,
Municipal Energy Agency of Mississippi, Power Supply Project,
Refunding Series 2015A - AGM Insured
5 .000 03/01/28 1,422,151
265,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4 .000 09/01/32 273,501
TOTAL MISSISSIPPI 2,990,556
MISSOURI - 1.4%
1,000,000 (a) Kansas City Planned Industrial Expansion Authority, Missouri,
Multifamily Housing Revenue Bonds, The Depot on Old Santa
Fe Series 2023, (Mandatory Put 7/01/27)
5 .000 07/01/45 1,010,560
160,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 151,471
1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 946,690
285,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .200 11/01/26 285,026

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 525,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .250% 05/01/27 $ 526,510
300,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
3 .300 11/01/27 301,661
550,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5 .000 12/01/26 554,752
630,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/26 630,302
1,630,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/26 1,630,000
TOTAL MISSOURI 6,036,972
MONTANA - 0.2%
365,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
3 .200 06/01/29 368,504
370,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
3 .250 12/01/29 374,054
TOTAL MONTANA 742,558
NEBRASKA - 0.9%
2,710,000 Metropolitan Utilities District of Omaha, Nebraska, Gas System
Revenue Bonds, Series 2023
5 .000 12/01/26 2,736,924
1,255,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,261,421
TOTAL NEBRASKA 3,998,345
NEVADA - 0.4%
1,515,000 Clark County School District, Nevada, General Obligation
Bonds, Limited Tax Building Series 2018B - AGM Insured
5 .000 06/15/27 1,551,682
TOTAL NEVADA 1,551,682
NEW HAMPSHIRE - 0.4%
1,190,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015B, (Mandatory
Put 8/03/27)
3 .300 06/01/40 1,192,738
500,000 New Hampshire Housing Finance Authority, Multi-Family
Housing Revenue Bonds, Series 2024-2
3 .150 07/01/27 500,173
TOTAL NEW HAMPSHIRE 1,692,911
NEW JERSEY - 1.2%
170,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 169,995
520,000 (a) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company
Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put
6/01/28)
3 .750 11/01/34 525,467
1,275,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 12/01/26 1,285,432
1,420,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Social Series 2025B
3 .050 11/01/29 1,422,803
1,500,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/30 1,557,549
TOTAL NEW JERSEY 4,961,246
NEW MEXICO - 0.2%
775,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
Refunding Series 2025B
5 .000 08/01/28 813,625
TOTAL NEW MEXICO 813,625

Portfolio of Investments June 30, 2026
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK - 4.5%
$ 1,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5 .000% 03/15/30 $ 1,087,051
1,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025B
5 .000 11/15/27 1,034,280
1,300,000 (a) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025B-2, (Mandatory Put 7/02/29)
3 .950 11/01/64 1,323,239
2,635,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1
5 .000 11/01/27 2,723,517
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/27 1,033,593
1,370,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/27 1,408,452
500,000 New York City, New York, General Obligation Bonds, Fiscal
2026, Subseries Series F-1
5 .000 08/01/29 534,937
1,500,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2026D-2, (Mandatory Put 11/01/30)
3 .150 05/01/66 1,503,599
1,250,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2025B-2,
(Mandatory Put 5/01/29)
3 .600 11/01/64 1,256,022
1,000,000 New York State Power Authority, Green Transmission Project
Revenue Bonds, Green Series 2023A - AGM Insured
5 .000 11/15/27 1,037,585
1,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A
5 .000 03/15/29 1,065,922
2,895,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/26 2,921,102
2,000,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Bond
Anticipation Notes Series 2025A
5 .000 03/01/28 2,084,527
TOTAL NEW YORK 19,013,826
NORTH CAROLINA - 3.0%
670,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5 .000 12/01/28 710,514
1,525,000 Durham, North Carolina, Limited Obligation Bonds, Series
2026A
5 .000 04/01/28 1,593,379
2,065,000 (d) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 61
2 .950 07/01/29 2,066,657
1,000,000 (d) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 61
3 .000 01/01/30 1,000,846
1,740,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
2 .950 07/01/29 1,739,429
2,000,000 North Carolina State, Federal Grant Anticipation Revenue
Bonds, Refunding Vehicle Series 2025
5 .000 03/01/28 2,082,857
1,500,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2025B
5 .000 05/01/28 1,568,994
1,700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017 - AGM
Insured
5 .000 01/01/27 1,718,913
TOTAL NORTH CAROLINA 12,481,589
NORTH DAKOTA - 0.5%
455,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 454,988
475,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/27 481,935
480,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/28 493,949
315,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2026B - BAM Insured
5 .000 05/01/28 325,517

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 325,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2026B - BAM Insured
5 .000% 05/01/29 $ 340,548
TOTAL NORTH DAKOTA 2,096,937
OHIO - 3.9%
25,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/27 25,542
1,105,000 Cleveland, Ohio, Airport System Revenue Bonds, Series 2018A,
(AMT)
5 .000 01/01/27 1,115,918
265,000 Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural
Facility Revenue Bonds, The Cleveland Museum of Natural
History Project, Series 2021
5 .000 07/01/26 265,000
2,500,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025-1
5 .000 04/01/28 2,612,097
1,090,000 Dublin, Ohio, General Obligation Bonds, Limited Tax
Refunding Various Purpose Improvement Series 2025
5 .000 12/01/29 1,179,046
1,165,000 (a),(c) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 1,192,208
570,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3 .750 01/01/29 576,091
1,430,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014C, (AMT)
3 .650 12/01/27 1,438,541
1,125,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 1,137,062
2,000,000 Ohio State, General Obligation Bonds, Refunding Highway
Capital Improvement Series 2026AA
5 .000 05/01/29 2,137,213
1,750,000 Rocky River, Ohio, General Obligation Bonds, Fire Station
Improvement Bond Anticipation Notes, Series 2026
4 .000 02/11/27 1,760,626
1,025,000 Upper Arlington, Ohio, General Obligation Bonds, Various
Purpose Limited Tax Refunding Series 2025
5 .000 12/01/28 1,085,244
1,750,000 Wyoming, Ohio, General Obligation Bonds, Various Purpose
Bond Anticipation Notes, Series 2026
4 .000 10/13/26 1,755,262
TOTAL OHIO 16,279,850
OKLAHOMA - 2.3%
125,000 Cherokee County Economic Development Authority,
Oklahoma, Educational Facilities Lease Revenue Bonds,
Tahlequah Public Schools Project, Series 2026
5 .000 09/01/30 133,972
1,565,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Norman Public
Schools Project, Series 2023C
5 .000 06/01/28 1,629,401
1,000,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2026
2 .000 03/01/28 986,789
775,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/27 792,488
250,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/28 260,772
340,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Crooked Oak Public Schools
Project, Series 2026
5 .000 09/01/28 350,999
655,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Crooked Oak Public Schools
Project, Series 2026
5 .000 09/01/29 682,799
665,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2026B
2 .950 03/01/30 664,948
550,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2026B
3 .000 09/01/30 549,615

Portfolio of Investments June 30, 2026
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 660,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5 .000% 09/01/26 $ 662,086
1,000,000 Tulsa County Independent School District 5, Jenks, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2026
4 .000 06/01/28 1,026,009
1,000,000 Tulsa County Independent School District 5, Jenks, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2026
4 .000 06/01/29 1,036,664
1,000,000 Tulsa County Independent School District 9 Union Board of
Education, Oklahoma, General Obligation Bonds, Building
Series 2026
2 .000 04/01/28 986,126
TOTAL OKLAHOMA 9,762,668
OREGON - 1.2%
1,000,000 Chemeketa Community College District, Oregon, General
Obligation Bonds, Series 2025B
5 .000 06/15/28 1,048,590
1,500,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/29 1,604,509
740,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/27 766,181
550,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/28 581,925
200,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 200,031
1,085,000 (b) Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0 .000 06/15/27 1,057,247
TOTAL OREGON 5,258,483
PENNSYLVANIA - 2.3%
1,495,000 (d) Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2026A - BAM
Insured
5 .000 10/15/28 1,568,240
1,000,000 (d) Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2026A - BAM
Insured
5 .000 10/15/29 1,065,982
135,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3 .000 09/01/29 135,081
110,000 (a) Montgomery County Industrial Development Authority,
Pennsylvania, Facilities Revenue Bonds, Constellation Energy
Generation LLC Project, Refunding Series 2023A, (Mandatory
Put 4/03/28)
4 .100 04/01/53 112,797
1,690,000 Montgomery County, Pennsylvania, General Obligation Bonds,
Series 2025A
5 .000 03/01/28 1,762,838
1,015,000 North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 05/01/28 1,061,686
395,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-1, (AMT), (Mandatory Put 7/15/26)
2 .950 04/01/49 394,946
1,140,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 1,224,449
1,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/28 1,041,106
1,390,000 University of Pittsburgh of the Commonwealth System of
Higher Education, Pennsylvania, Pitt Asset Notes, Series 2023
5 .000 02/15/29 1,476,095
TOTAL PENNSYLVANIA 9,843,220
PUERTO RICO - 1.1%
1,050,000 (e) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3 .550 11/15/30 1,053,142
461,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 447,440
600,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 547,403

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 84,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000% 07/01/31 $ 71,915
1,697,467 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 1,729,461
827,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 875,629
TOTAL PUERTO RICO 4,724,990
SOUTH CAROLINA - 1.2%
1,000,000 Cherokee County School District 1, South Carolina, General
Obligation Bonds, Refunding Series 2026B
5 .000 03/01/29 1,065,372
375,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Nexton Project, Series 2026
5 .000 11/15/29 400,382
1,005,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5 .000 12/01/28 1,064,566
1,175,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6 .000 01/01/30 1,298,535
1,200,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6 .000 07/01/30 1,340,665
TOTAL SOUTH CAROLINA 5,169,520
SOUTH DAKOTA - 0.8%
1,770,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5 .000 11/01/29 1,904,940
875,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Vocational Education Program, Refunding
Series 2026
5 .000 08/01/28 917,881
410,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
3 .300 11/01/29 414,038
TOTAL SOUTH DAKOTA 3,236,859
TENNESSEE - 1.3%
125,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5 .000 08/01/28 130,298
1,000,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/28 1,045,475
500,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2026B
5 .000 07/01/29 529,496
260,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/26 260,000
1,300,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026A
5 .000 07/01/29 1,390,591
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,006,171
TOTAL TENNESSEE 5,362,031
TEXAS - 14.1%
625,000 Austin, Texas, Airport System Revenue Bonds, Refunding AMT
Series 2026B, (AMT)
5 .000 11/15/30 673,695
1,250,000 Austin, Texas, Airport System Revenue Bonds, Series 2019B,
(AMT)
5 .000 11/15/27 1,285,493
425,000 Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023
5 .000 02/15/27 431,201
4,745,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000 08/15/28 4,987,395
1,605,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000 02/15/29 1,704,280
1,580,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/29 1,677,636
1,200,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5 .000 11/01/28 1,257,775

Portfolio of Investments June 30, 2026
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 Denton, Texas, Certificates of Obligation, Series 2025 5 .000% 02/15/30 $ 1,081,070
1,655,000 Dickinson Independent School District, Galveston County,
Texas, General Obligation Bonds, Refunding Series 2023A
5 .000 02/15/27 1,680,180
1,525,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5 .000 03/01/27 1,548,854
630,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025A
5 .000 02/15/30 680,572
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/28 1,041,822
1,000,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/29 1,062,380
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/27 507,358
500,000 Grand Prairie, Texas, Combination Tax and Revenue Certificates
of Obligation, Series 2024
5 .000 02/15/28 519,044
5,000 Greenville Independent School District, Hunt County, Texas,
General Obligation Bonds, School Building Series 2026
5 .000 02/15/27 5,078
5,675,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019B-3, (Mandatory Put
12/01/26)
5 .000 07/01/49 5,739,205
500,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Medical Center,
Refunding Series 2026
5 .000 12/01/29 535,419
1,450,000 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2025A
5 .000 09/15/29 1,556,809
1,500,000 Harris County Metropolitan Transit Authority, Texas, Sales and
Use Tax Revenue Bonds, Contractual Obligations Series 2026
5 .000 11/01/29 1,617,137
1,850,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/29 1,989,229
610,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/27 629,006
1,295,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5 .000 03/01/27 1,297,599
1,000,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/28 1,052,243
1,170,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/28 1,217,599
1,275,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Schoolhouse Series
2025
5 .000 08/01/29 1,364,480
1,185,000 Lake Dallas Independent School District, Denton County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/15/29 1,267,256
590,000 Lewisville Independent School District, Denton and Tarrant
Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 08/15/28 620,390
100,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 103,718
100,000 (a) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc. Project,
Adjustable Rate Series 2020A, (AMT), (Mandatory Put 8/03/26)
2 .950 05/01/50 99,981
1,250,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 1,260,789
1,000,000 New Hope Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Texas Christian University Project,
Series 2026A
5 .000 03/15/28 1,041,852
2,780,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/29 2,981,933

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,935,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000% 01/01/27 $ 1,958,654
1,580,000 Pearland Independent School District, Brazoria County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000 02/15/30 1,707,399
1,365,000 Plano Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 02/15/28 1,421,864
1,060,000 San Antonio, Texas, General Obligation Bonds, Tax Notes
Series 2024
5 .000 02/01/27 1,075,348
1,500,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/29 1,593,465
230,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2026E
5 .000 11/15/28 242,153
1,110,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025B, (Mandatory Put 11/15/29)
5 .000 11/15/64 1,182,885
545,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
2 .950 07/01/28 544,785
560,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
3 .000 01/01/29 559,117
500,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
2 .650 07/01/28 499,030
500,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
2 .700 01/01/29 498,729
500,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
2 .700 07/01/29 497,836
250,000 Texas Municipal Gas Acquisition and Supply Corporation VI,
Gas Supply Revenue Bonds, Series 2025
5 .000 01/01/27 252,036
2,000,000 (d) Texas State, General Obligation Bonds, College Student Loan,
Refunding Series 2026, (AMT)
5 .000 08/01/28 2,086,302
1,055,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/31 1,161,015
TOTAL TEXAS 59,799,096
UTAH - 0.5%
640,000 Alpine School District Local Building Authority, Utah County,
Utah, Lease Revenue Bonds, Series 2025
5 .000 03/15/29 681,497
55,000 (a) Utah County, Utah, Hospital Revenue Bonds, IHC Health
Services Inc., Series 2020B-2, (Mandatory Put 8/01/26)
5 .000 05/15/60 55,080
1,415,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025
5 .000 12/15/28 1,500,045
TOTAL UTAH 2,236,622
VIRGIN ISLANDS - 0.4%
1,645,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/26 1,650,715
TOTAL VIRGIN ISLANDS 1,650,715
VIRGINIA - 3.8%
1,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
4 .000 10/01/28 1,036,523
1,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5 .000 10/01/29 1,079,393
3,290,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5 .000 07/01/27 3,371,795
400,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2026B
5 .000 01/01/27 403,992
1,555,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5 .000 01/15/29 1,654,003
1,000,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5 .000 01/15/30 1,084,304

Portfolio of Investments June 30, 2026
(continued)
Short Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,000,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5 .000% 01/15/31 $ 1,104,309
1,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2026A
5 .000 02/01/30 1,081,666
260,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
2 .650 01/01/28 259,009
265,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
2 .700 07/01/28 264,588
975,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2025G-2
3 .000 01/01/30 975,513
560,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2025G-2
3 .100 07/01/30 561,327
1,000,000 (a),(d) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2026J, (Mandatory Put 6/01/27)
1 .000 01/01/57 1,000,026
1,575,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .600 12/01/28 1,575,284
500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
3 .250 09/01/29 500,283
TOTAL VIRGINIA 15,952,015
WASHINGTON - 3.4%
1,560,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5 .000 05/01/27 1,590,157
5,550,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019B-3, (Mandatory Put
8/01/26)
5 .000 08/01/49 5,555,622
5,040,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/28 5,290,326
1,780,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/29 1,907,235
TOTAL WASHINGTON 14,343,340
WEST VIRGINIA - 0.5%
300,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .000 06/01/27 305,973
610,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3 .700 12/01/42 619,136
165,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company
- Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory
Put 6/18/27)
3 .000 06/01/37 164,320
400,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/27 412,903
500,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
5 .000 11/01/28 526,041
TOTAL WEST VIRGINIA 2,028,373
WISCONSIN - 1.8%
155,000 Public Finance Authority of Wisconsin, Hospital Revenue
Bonds, Carson Valley Medical Center, Series 2021A
3 .000 12/01/26 153,514
1,765,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 1,763,983
1,300,000 Racine, Racine County, Wisconsin, General Obligation Bonds,
Promissory Notes Series 2025
4 .500 03/15/27 1,301,582
1,150,000 University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2024A
5 .000 04/01/27 1,169,643
455,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
5 .000 10/01/26 455,700

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 260,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series
2017
5 .000% 07/01/26 $ 260,000
230,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHM / New Richmond Senior
Housing, Inc., Refunding Series 2021
2 .250 07/01/26 230,000
2,090,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000 05/01/28 2,189,590
TOTAL WISCONSIN 7,524,012
TOTAL MUNICIPAL BONDS
(Cost $431,174,215) 432,173,535
TOTAL LONG-TERM INVESTMENTS
(Cost $431,174,215) 432,173,535
BORROWINGS - (0.8)% (f) (3,501,966)
OTHER ASSETS & LIABILITIES, NET -  (1.3)% (5,360,990)
NET ASSETS - 100% $ 423,310,579
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $3,850,468 or 0.9% of Total Investments.
(d) When-issued or delayed delivery security.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Borrowings as a percentage of Total Investments is 0.8%.

Portfolio of Investments June 30, 2026
(continued)
Short Term

Short Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 432,173,535 $ – $ 432,173,535
$ – $ 432,173,535 $ – $ 432,173,535
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 369,128 $ – $ 369,128
$ – $ 369,128 $ – $ 369,128